FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Financial Instrument Liabilities with Off-Balance-Sheet Credit Risk
Notional amounts of financial instrument liabilities with off-balance-sheet credit risk are as follows as of December 31:

	2012	2011
	(In Thousands)
Commitments to originate loans	$13,459	$4,571
Standby letters of credit	175	292
Unadvanced portions of loans:
Construction loans	1,778	70
Commercial lines of credit	11,383	8,059
Consumer	688	674
Home equity lines of credit	32,550	28,716
	$60,033	$42,382